Derivatives and Hedging Activities (Details) € in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 EUR (€)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 111,700		$ 111,700		€ 59,400
Unrealized Gain (Loss) on Derivatives	1,400	$ 3,000	$ (4,100)	$ 1,200
Derivative, Term of Contract			15 months
Conversion To NISMember
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 15,100		$ 15,100